UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: November 30, 2015

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of this Registrant have a fiscal year end other than February 28.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2015

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 30.8%
Aerospace - 0.0%
Lockheed Martin Corp., 2.5%, 11/23/20	$812,000	$813,390

Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/18	$965,000	$1,137,510
Financing Corp., 10.35%, 8/03/18	715,000	884,372
Financing Corp., STRIPS, 0%, 11/30/17	860,000	841,182

		$2,863,064
Asset-Backed & Securitized - 0.6%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	$850,000	$838,110
Citigroup Commercial Mortgage Trust, FRN, 5.898%, 12/10/49	198,555	24,780
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	99,844	102,043
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,500,000	1,538,969
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.667%, 12/17/18	903,865	904,526
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	189,989	193,942
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	1,074,000	1,078,783
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/50	1,800,000	1,877,540
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	635,668	665,800
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	852,108	872,812
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	809,025	851,135
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	58,835	59,624
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	1,127,373	1,182,313
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 0.797%, 8/15/20	691,000	690,213
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	1,750,000	1,758,066
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	1,888,516	1,919,700
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.137%, 2/15/51	2,714	2,713
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	1,437,604	1,478,929
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	945,000	973,484
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	1,516,848	1,549,698
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	1,258,254	1,244,389

		$19,807,569
Automotive - 0.2%
Ford Motor Credit Co. LLC, 2.551%, 10/05/18	$748,000	$749,579
Hyundai Capital America, 2.4%, 10/30/18 (n)	182,000	181,591
Hyundai Capital America, 2%, 3/19/18 (n)	810,000	802,657
Metalsa, S.A. de C.V., 4.9%, 4/24/23	2,850,000	2,500,875
Tupy Overseas S.A., 6.625%, 7/17/24 (n)	3,617,000	3,354,768

		$7,589,470
Broadcasting - 0.0%
Grupo Televisa S.A.B., 6.125%, 1/31/46	$1,279,000	$1,298,607

Building - 0.4%
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	$1,164,000	$1,172,730
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	2,928,000	2,576,640
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)	618,000	410,012
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)	2,599,000	2,494,260
Elementia S.A. de C.V., 5.5%, 1/15/25	1,808,000	1,735,138
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	4,380,000	4,308,825

		$12,697,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - 0.1%
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)	$2,242,000	$2,215,704

Cable TV - 0.1%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$1,385,000	$1,391,925
VTR Finance B.V., 6.875%, 1/15/24 (n)	2,623,000	2,520,178

		$3,912,103
Chemicals - 0.4%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$4,558,000	$4,387,075
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	6,817,000	6,859,265

		$11,246,340
Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/25	$476,000	$478,405

Conglomerates - 0.1%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22	$3,713,000	$3,583,045

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (d)(n)	$1,409,000	$387,475
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (d)(n)	3,072,000	737,280
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (d)	2,102,000	504,480

		$1,629,235
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/19	$2,848,000	$3,086,520

Consumer Services - 0.2%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)	$6,098,000	$5,939,452

Emerging Market Quasi-Sovereign - 3.6%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (z)	$281,000	$290,835
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	1,705,000	1,693,210
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)	3,705,000	1,943,272
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	1,123,000	1,149,323
CNOOC Finance (2013) Ltd., 3%, 5/09/23	2,512,000	2,390,105
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	2,287,000	2,423,442
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	3,618,000	3,519,301
Comision Federal de Electricidad, 6.125%, 6/16/45 (n)	4,260,000	4,041,675
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	2,594,000	2,610,212
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	1,575,000	1,452,937
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25 (n)	3,928,000	3,930,475
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	2,106,000	2,156,017
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)	2,538,000	2,512,620
Development Bank of Kazakhstan, 4.125%, 12/10/22	4,894,000	4,380,786
Empresa Nacional del Petroleo, 4.75%, 12/06/21	2,412,000	2,475,841
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	2,469,000	2,444,703
Empresa Nacional del Petroleo, 4.375%, 10/30/24	1,000,000	990,159
Eskom Holdings SOC Ltd., 6.75%, 8/06/23	1,400,000	1,323,280
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)	655,000	649,924
Gaz Capital S.A., 4.95%, 2/06/28 (n)	3,726,000	3,288,791
Hrvatska Elektroprivreda, 5.875%, 10/23/22 (z)	304,000	310,864
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	2,711,000	2,413,332
KazMunayGas National Co., 4.4%, 4/30/23 (n)	5,329,000	4,955,970
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/34 (n)	1,155,000	1,130,456

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Magyar Export-Import Bank, 4%, 1/30/20		$2,518,000	$2,554,705
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)		1,817,000	1,843,486
Majapahit Holding B.V., 7.875%, 6/29/37		2,000,000	2,205,600
Office Cherifien des Phosphates, 4.5%, 10/22/25 (n)		2,898,000	2,709,630
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		2,519,000	2,517,741
ONGC Videsh Ltd., 4.625%, 7/15/24		5,783,000	5,938,910
Pemex Project Funding Master Trust, 6.625%, 6/15/35		1,446,000	1,410,139
Pertamina PT, 4.875%, 5/03/22 (n)		2,381,000	2,310,577
Pertamina PT, 4.3%, 5/20/23 (n)		2,705,000	2,500,521
Pertamina PT, 6.45%, 5/30/44 (n)		3,276,000	2,960,678
Petrobras Global Finance B.V., 6.85%, 6/05/15		1,091,000	741,989
Petroleos Mexicanos, 4.875%, 1/18/24		1,278,000	1,255,252
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		2,080,000	1,954,160
Petroleos Mexicanos, 5.625%, 1/23/46 (n)		4,523,000	3,799,320
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22		606,125	581,880
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		2,533,000	2,468,892
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)		3,060,000	2,936,260
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)		2,765,000	2,594,554
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)		2,601,000	2,714,024
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)		2,593,000	2,551,859
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/23		3,933,000	3,478,267
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/30		2,926,000	2,740,199
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/25 (n)		509,000	516,029
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)		2,725,000	2,827,188
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		4,500,000	4,369,500

			$116,958,890
Emerging Market Sovereign - 3.3%
Dominican Republic, 7.5%, 5/06/21 (n)		$1,270,000	$1,371,600
Dominican Republic, 6.6%, 1/28/24 (n)		447,000	469,350
Dominican Republic, 5.875%, 4/18/24 (n)		1,706,000	1,718,795
Dominican Republic, 5.5%, 1/27/25 (n)		1,211,000	1,186,780
Dominican Republic, 8.625%, 4/20/27		2,335,000	2,731,950
Dominican Republic, 7.45%, 4/30/44 (n)		860,000	892,250
Dominican Republic, 6.85%, 1/27/45 (n)		975,000	956,719
Government of Jamaica, 6.75%, 4/28/28		3,249,000	3,281,490
Oriental Republic of Uruguay, 4.5%, 8/14/24		367,874	377,991
Oriental Republic of Uruguay, 4.375%, 10/27/27		650,205	643,703
Republic of Colombia, 5%, 6/15/45		299,000	261,625
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)		2,567,000	2,314,151
Republic of Cote d’Ivoire, 6.375%, 3/03/28 (n)		982,000	911,728
Republic of Croatia, 5.5%, 4/04/23 (n)		3,210,000	3,310,313
Republic of Croatia, 6%, 1/26/24 (n)		2,652,000	2,811,120
Republic of Croatia, 3%, 3/11/25	EUR	4,500,000	4,374,117
Republic of Ecuador, 10.5%, 3/24/20 (n)		$1,855,000	1,558,200
Republic of Guatemala, 4.875%, 2/13/28 (n)		2,255,000	2,192,988
Republic of Hungary, 6.25%, 1/29/20		2,470,000	2,776,305
Republic of Hungary, 6.375%, 3/29/21		2,502,000	2,864,790
Republic of Hungary, 5.375%, 2/21/23		2,930,000	3,219,924
Republic of Hungary, 5.75%, 11/22/23		4,366,000	4,917,208
Republic of Hungary, 5.375%, 3/25/24		2,404,000	2,647,405
Republic of Indonesia, 4.875%, 5/05/21 (n)		1,278,000	1,322,253
Republic of Indonesia, 5.375%, 10/17/23 (n)		3,600,000	3,787,790
Republic of Indonesia, 5.875%, 1/15/24 (n)		2,730,000	2,954,294
Republic of Indonesia, 4.125%, 1/15/25 (n)		2,232,000	2,159,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 6.75%, 1/15/44 (n)	$1,060,000	$1,164,644
Republic of Kazakhstan, 3.875%, 10/14/24 (n)	4,262,000	4,040,240
Republic of Kazakhstan, 5.125%, 7/21/25 (n)	4,356,000	4,406,312
Republic of Kazakhstan, 6.5%, 7/21/45 (n)	711,000	720,776
Republic of Lithuania, 6.625%, 2/01/22 (n)	1,794,000	2,152,334
Republic of Panama, 4%, 9/22/24	1,338,000	1,348,035
Republic of Panama, 3.75%, 3/16/25	754,000	744,575
Republic of Paraguay, 4.625%, 1/25/23 (n)	2,912,000	2,861,040
Republic of Paraguay, 6.1%, 8/11/44 (n)	2,621,000	2,562,028
Republic of Peru, 7.35%, 7/21/25	787,000	1,002,638
Republic of Philippines, 6.375%, 10/23/34	1,396,000	1,847,517
Republic of Romania, 4.875%, 1/22/24 (n)	768,000	833,043
Republic of Turkey, 3.25%, 3/23/23	2,486,000	2,284,634
Republic of Turkey, 7.375%, 2/05/25	1,983,000	2,337,291
Republic of Venezuela, 9.25%, 9/15/27	3,668,000	1,610,252
Republic of Venezuela, 7%, 3/31/38	2,450,000	906,500
Russian Federation, 4.5%, 4/04/22 (n)	1,800,000	1,851,840
Russian Federation, 4.875%, 9/16/23	3,200,000	3,335,360
Russian Federation, 5.875%, 9/16/43 (n)	4,000,000	4,084,880
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)	3,555,000	3,420,600
United Mexican States, 3.625%, 3/15/22	3,416,000	3,450,160
United Mexican States, 4%, 10/02/23	1,672,000	1,705,440
United Mexican States, 3.6%, 1/30/25	1,490,000	1,472,120

		$108,156,804
Energy - Independent - 0.0%
Afren PLC, 15%, 4/25/16 (d)(p)	$388,334	$270,914
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)	200,000	3,000

		$273,914
Energy - Integrated - 0.5%
Inkia Energy Ltd., 8.375%, 4/04/21	$3,013,000	$3,028,065
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	3,562,000	3,259,230
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)	2,923,000	913,438
Pacific Exploration and Production Corp., 5.625%, 1/19/25 (n)	3,614,000	1,084,200
Reliance Industries Ltd., 4.125%, 1/28/25 (n)	4,120,000	4,078,672
Reliance Industries Ltd., 4.875%, 2/10/45	3,150,000	2,901,859

		$15,265,464
Food & Beverages - 0.5%
Central American Bottling Corp., 6.75%, 2/09/22 (n)	$800,000	$812,000
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)	2,615,000	2,856,887
Corporacion Lindley S.A., 6.75%, 11/23/21	2,305,000	2,518,213
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)	2,059,000	2,033,262
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)	1,863,000	1,930,534
Gruma S.A.B. de C.V., 4.875%, 12/01/24	1,925,000	1,994,781
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (n)	593,000	573,787
Mead Johnson Nutrition Co., 3%, 11/15/20	4,000	3,998
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)	3,330,000	3,255,075

		$15,978,537
International Market Sovereign - 0.1%
Republic of Iceland, 5.875%, 5/11/22 (n)	$2,811,000	$3,203,621

Internet - 0.1%
Baidu, Inc., 4.125%, 6/30/25	$4,274,000	$4,272,248

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$1,115,000	$1,432,474
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,070,000	2,022,369
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	60,000	73,612

		$3,528,455
Metals & Mining - 0.1%
Southern Copper Corp., 5.875%, 4/23/45	$2,984,000	$2,373,354

Mortgage-Backed - 8.7%
Fannie Mae, 3.99%, 7/01/21	$836,019	$906,142
Fannie Mae, 2.62%, 5/01/23	286,602	289,688
Fannie Mae, 3%, 10/01/30	12,443,595	12,896,963
Fannie Mae, 4%, 9/01/40 - 7/01/43	4,233,074	4,497,890
Fannie Mae, 4.5%, 7/01/42	2,231,012	2,416,924
Fannie Mae, 5.198%, 2/01/16	39,897	39,883
Fannie Mae, 5.399%, 2/01/16	14,356	14,337
Fannie Mae, 5.306%, 4/01/16	174,827	175,074
Fannie Mae, 5.845%, 6/01/16	6,834	6,897
Fannie Mae, 5.733%, 7/01/16	193,781	194,639
Fannie Mae, 5.93%, 9/01/16	100,385	101,963
Fannie Mae, 5.45%, 12/01/16	110,000	112,717
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	114,365	119,169
Fannie Mae, 6.5%, 2/01/17 - 10/01/37	168,974	194,614
Fannie Mae, 1.114%, 2/25/17	1,037,117	1,040,718
Fannie Mae, 5.514%, 4/01/17	44,748	47,100
Fannie Mae, 1.9%, 6/01/17	186,305	188,073
Fannie Mae, 5.458%, 6/01/17	149,752	156,193
Fannie Mae, 5.5%, 8/01/17 - 4/01/40	11,139,845	12,551,672
Fannie Mae, 2.71%, 11/01/17	53,452	54,738
Fannie Mae, 3.3%, 12/01/17	335,202	346,883
Fannie Mae, 6%, 12/01/17 - 6/01/38	803,803	911,355
Fannie Mae, 5.389%, 1/01/18	66,428	68,740
Fannie Mae, 3.8%, 2/01/18	198,196	206,840
Fannie Mae, 3.91%, 2/01/18	135,097	141,146
Fannie Mae, 4%, 3/01/18 - 2/01/45	26,919,776	28,587,014
Fannie Mae, 4.19%, 3/01/18	103,220	108,423
Fannie Mae, 3.99%, 4/01/18	150,000	157,773
Fannie Mae, 5.324%, 6/01/18	297,896	320,442
Fannie Mae, 3.851%, 7/01/18	222,425	235,088
Fannie Mae, 5%, 9/01/18 - 3/01/42	13,982,610	15,461,014
Fannie Mae, 2.578%, 9/25/18	1,405,749	1,438,143
Fannie Mae, 5.1%, 3/01/19	109,127	119,961
Fannie Mae, 5.51%, 3/01/19	109,930	122,270
Fannie Mae, 5.08%, 4/01/19	22,697	25,005
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	17,032,542	18,421,402
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	68,455	75,310
Fannie Mae, 4.838%, 8/01/19	74,809	82,348
Fannie Mae, 4.6%, 9/01/19	123,742	134,475
Fannie Mae, 4.67%, 9/01/19	27,604	30,264
Fannie Mae, 4.45%, 10/01/19	86,332	93,756
Fannie Mae, 4.88%, 3/01/20	501,280	537,865
Fannie Mae, 4.14%, 8/01/20	40,662	43,988
Fannie Mae, 5.19%, 9/01/20	97,319	105,943
Fannie Mae, 3.414%, 10/01/20	885,713	943,476

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.449%, 1/01/21	$1,031,039	$1,124,240
Fannie Mae, 2.41%, 5/01/23	241,167	240,583
Fannie Mae, 2.55%, 5/01/23	208,369	209,699
Fannie Mae, 4.5%, 5/01/25	31,548	33,920
Fannie Mae, 3%, 3/01/27 - 4/01/30	2,583,857	2,680,195
Fannie Mae, 2.5%, 5/01/30	6,197,927	6,285,797
Fannie Mae, 3.5%, 1/01/42 - 3/01/45	6,249,252	6,482,304
Fannie Mae, 3.5%, 4/01/43	1,035,411	1,074,508
Federal Home Loan Bank, 3.01%, 7/25/25	725,000	735,485
Federal Home Loan Bank, 3%, 8/01/45	4,700,000	4,718,521
Federal Home Loan Bank, 3.5%, 9/01/45	4,197,746	4,343,013
Freddie Mac, 4%, 4/01/44 - 9/01/44	5,165,524	5,476,049
Freddie Mac, 6%, 8/01/17 - 10/01/38	1,045,704	1,187,639
Freddie Mac, 5%, 10/01/17 - 6/01/40	477,695	515,303
Freddie Mac, 3.154%, 2/25/18	617,487	638,273
Freddie Mac, 2.699%, 5/25/18	2,460,000	2,523,444
Freddie Mac, 2.412%, 8/25/18	2,952,000	3,009,346
Freddie Mac, 2.303%, 9/25/18	1,515,000	1,540,199
Freddie Mac, 2.323%, 10/25/18	1,765,000	1,794,771
Freddie Mac, 1.72%, 1/25/19	1,500,000	1,506,141
Freddie Mac, 2.13%, 1/25/19	1,750,000	1,768,433
Freddie Mac, 2.086%, 3/25/19	1,400,000	1,412,046
Freddie Mac, 5.085%, 3/25/19	2,160,000	2,380,760
Freddie Mac, 1.883%, 5/25/19	1,000,000	1,001,548
Freddie Mac, 2.456%, 8/25/19	2,109,000	2,157,714
Freddie Mac, 4.186%, 8/25/19	1,484,668	1,607,287
Freddie Mac, 4.251%, 1/25/20	400,000	435,967
Freddie Mac, 4.224%, 3/25/20	320,000	349,320
Freddie Mac, 3.808%, 8/25/20	806,000	870,470
Freddie Mac, 3.034%, 10/25/20	505,000	525,899
Freddie Mac, 2.856%, 1/25/21	1,434,000	1,481,625
Freddie Mac, 2.791%, 1/25/22	2,010,000	2,063,076
Freddie Mac, 2.716%, 6/25/22	1,295,920	1,321,304
Freddie Mac, 2.682%, 10/25/22	1,626,000	1,650,284
Freddie Mac, 2.51%, 11/25/22	1,821,000	1,828,025
Freddie Mac, 3.32%, 2/25/23	677,000	714,069
Freddie Mac, 3.25%, 4/25/23	1,700,000	1,785,421
Freddie Mac, 3.3%, 4/25/23	1,045,940	1,101,290
Freddie Mac, 3.06%, 7/25/23	330,000	342,332
Freddie Mac, 3.458%, 8/25/23	675,000	715,667
Freddie Mac, 4.5%, 9/01/24 - 6/01/41	2,609,258	2,819,610
Freddie Mac, 5.5%, 10/01/24 - 6/01/41	1,581,245	1,766,736
Freddie Mac, 2.67%, 12/25/24	2,555,000	2,532,573
Freddie Mac, 2.811%, 1/25/25	2,125,000	2,128,177
Freddie Mac, 3.329%, 5/25/25	2,546,000	2,651,170
Freddie Mac, 4%, 7/01/25 - 11/01/43	978,418	1,038,270
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	7,074,055	7,226,626
Freddie Mac, 6.5%, 5/01/37 - 2/01/38	50,840	57,964
Freddie Mac, 3.5%, 12/01/41 - 9/01/45	16,464,150	17,053,693
Freddie Mac, 3%, 4/01/43 - 5/01/43	4,158,470	4,179,194
Freddie Mac, TBA, 3%, 12/01/30	8,946,000	9,256,383
Freddie Mac, TBA, 3.5%, 11/01/45 - 1/01/46	4,514,000	4,660,312
Freddie Mac, TBA, 4%, 12/01/45	7,332,000	7,763,442
Ginnie Mae, 3%, 2/15/43	273,008	278,956
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	568,339	642,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	$5,168,677	$5,618,773
Ginnie Mae, 4%, 10/15/39 - 12/20/44	494,046	527,266
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	5,705,792	5,974,074
Ginnie Mae, 3%, 7/20/43	1,959,349	2,002,262
Ginnie Mae, 5.612%, 4/20/58	22,235	22,515
Ginnie Mae, 6.357%, 4/20/58	18,126	18,897
Ginnie Mae, TBA, 3.5%, 1/01/46	25,574,000	26,642,415

		$281,218,491
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$2,857,000	$2,770,564

Network & Telecom - 0.3%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)	$3,023,000	$2,670,820
Columbus International, Inc., 7.375%, 3/30/21 (n)	2,592,000	2,731,320
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	3,437,000	3,226,484

		$8,628,624
Oil Services - 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$4,105,067	$1,293,096
QGOG Constellation S.A., 6.25%, 11/09/19 (n)	3,675,000	1,993,688

		$3,286,784
Other Banks & Diversified Financials - 0.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$2,760,000	$2,893,860
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	4,079,000	3,889,326
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	1,265,000	1,315,600
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	1,770,000	1,913,812
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	1,788,000	1,965,012
Industrial Senior Trust Co., 5.5%, 11/01/22 (n)	2,082,000	1,941,465

		$13,919,075
Real Estate - Other - 0.0%
Trust F/1401, 5.25%, 1/30/26 (z)	$614,000	$609,720

Retailers - 0.2%
Cencosud S.A., 4.875%, 1/20/23 (n)	$3,733,000	$3,650,482
Cencosud S.A., 5.15%, 2/12/25 (n)	1,744,000	1,707,697

		$5,358,179
Specialty Chemicals - 0.1%
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	$3,247,000	$2,796,479

Supranational - 0.0%
Inter-American Development Bank, 4.375%, 1/24/44	$511,000	$602,770

Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 5%, 3/30/20	$877,000	$959,008
Bharti Airtel Ltd., 4.375%, 6/10/25 (z)	2,703,000	2,666,888
Comcel Trust, 6.875%, 2/06/24 (n)	2,895,000	2,395,612
Digicel Group Ltd., 6%, 4/15/21 (n)	2,253,000	2,010,803
Digicel Group Ltd., 6.75%, 3/01/23	2,373,000	2,093,461
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	2,419,000	2,237,575
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	2,582,000	2,498,085
MTS International Funding Ltd., 5%, 5/30/23 (n)	2,819,000	2,628,718

		$17,490,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.2%
B Communications Ltd., 7.375%, 2/15/21 (n)	$6,602,000	$7,163,170

Transportation - Services - 0.2%
HPHT Finance (15) Ltd., 2.875%, 3/17/20 (n)	$5,862,000	$5,831,336

U.S. Government Agencies and Equivalents - 1.1%
AID-Tunisia, 2.452%, 7/24/21	$728,000	$735,115
AID-Ukraine, 1.844%, 5/16/19	1,290,000	1,292,189
AID-Ukraine, 1.847%, 5/29/20	1,680,000	1,682,451
Fannie Mae, 1.125%, 4/27/17	5,500,000	5,522,237
Fannie Mae, 0.875%, 5/21/18	4,000,000	3,968,544
Fannie Mae, 1.75%, 11/26/19	4,750,000	4,772,762
Fannie Mae, 1.625%, 1/21/20	7,500,000	7,495,425
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	987,000	995,089
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	1,108,000	1,140,406
Private Export Funding Corp., 2.25%, 3/15/20	419,000	422,623
Private Export Funding Corp., 2.3%, 9/15/20	2,000,000	2,018,890
Private Export Funding Corp., 1.875%, 7/15/18	850,000	858,852
Small Business Administration, 6.34%, 5/01/21	40,554	44,198
Small Business Administration, 6.07%, 3/01/22	37,012	40,086
Small Business Administration, 5.16%, 2/01/28	138,191	153,024
Small Business Administration, 2.21%, 2/01/33	353,432	349,269
Small Business Administration, 2.22%, 3/01/33	671,819	664,586
Small Business Administration, 3.15%, 7/01/33	738,895	769,264
Small Business Administration, 3.16%, 8/01/33	838,949	873,613
Small Business Administration, 3.62%, 9/01/33	717,180	765,821
Tennessee Valley Authority, 1.75%, 10/15/18	863,000	873,958

		$35,438,402
U.S. Treasury Obligations - 7.2%
U.S. Treasury Bonds, 9.25%, 2/15/16	$47,000	$47,861
U.S. Treasury Bonds, 6.375%, 8/15/27	106,000	149,882
U.S. Treasury Bonds, 5.25%, 2/15/29	2,965,000	3,903,144
U.S. Treasury Bonds, 4.5%, 2/15/36	2,194,000	2,825,203
U.S. Treasury Bonds, 4.375%, 2/15/38	346,000	438,217
U.S. Treasury Bonds, 4.5%, 8/15/39	11,474,000	14,734,234
U.S. Treasury Bonds, 3.125%, 2/15/43	3,137,900	3,224,315
U.S. Treasury Bonds, 2.875%, 5/15/43	22,065,500	21,565,584
U.S. Treasury Bonds, 2.5%, 2/15/45	2,024,000	1,821,600
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	14,485,356	13,888,776
U.S. Treasury Notes, 0.375%, 2/15/16 (f)	30,815,700	30,824,113
U.S. Treasury Notes, 2.625%, 4/30/16	2,800,000	2,825,813
U.S. Treasury Notes, 0.875%, 12/31/16	23,778,000	23,806,795
U.S. Treasury Notes, 0.75%, 6/30/17	7,470,000	7,458,033
U.S. Treasury Notes, 2.625%, 4/30/18	1,752,000	1,817,632
U.S. Treasury Notes, 2.75%, 2/15/19	2,949,000	3,083,778
U.S. Treasury Notes, 3.125%, 5/15/19	1,116,000	1,181,913
U.S. Treasury Notes, 1%, 6/30/19	27,606,000	27,240,441
U.S. Treasury Notes, 2.625%, 8/15/20	6,082,000	6,347,613
U.S. Treasury Notes, 2%, 11/30/20	22,044,000	22,354,864
U.S. Treasury Notes, 3.125%, 5/15/21	9,191,000	9,821,806
U.S. Treasury Notes, 1.75%, 5/15/22	3,949,000	3,900,100
U.S. Treasury Notes, 2.5%, 8/15/23	11,151,000	11,503,394
U.S. Treasury Notes, 2.75%, 2/15/24	7,855,000	8,229,951
U.S. Treasury Notes, 2.5%, 5/15/24	7,224,000	7,419,554

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2%, 8/15/25	$3,500,000	$3,430,137

		$233,844,753
Utilities - Electric Power - 0.9%
AES Gener S.A., 5%, 7/14/25 (z)	$4,759,000	$4,652,579
E.CL S.A., 5.625%, 1/15/21	2,177,000	2,372,094
E.CL S.A., 4.5%, 1/29/25 (n)	2,824,000	2,799,654
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)	4,107,000	3,696,834
Empresa Electrica Guacolda S.A., 4.56%, 4/30/25 (z)	6,270,000	5,861,873
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	1,625,000	1,620,988
Greenko Dutch B.V., 8%, 8/01/19 (n)	2,261,000	2,388,566
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	950,000	952,798
Transelec S.A., 4.625%, 7/26/23 (n)	2,780,000	2,918,430
Transelec S.A., 4.25%, 1/14/25 (n)	2,631,000	2,619,518

		$29,883,334
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$3,039,000	$2,887,050
Total Bonds		$998,900,677

Common Stocks - 36.3%
Airlines - 0.1%
Air Canada (a)	571,966	$4,467,112

Alcoholic Beverages - 0.1%
AmBev S.A., ADR	1,010,616	$4,820,638

Apparel Manufacturers - 0.2%
Li & Fung Ltd.	9,012,000	$6,206,796

Automotive - 0.5%
General Motors Co.	189,251	$6,850,886
Magna International, Inc.	226,677	10,309,904

		$17,160,790
Biotechnology - 0.1%
Gilead Sciences, Inc.	34,739	$3,680,944

Broadcasting - 0.3%
ProSiebenSat.1 Media SE	164,327	$8,628,899

Business Services - 0.2%
Ashtead Group PLC	360,680	$5,948,260

Chemicals - 0.7%
LyondellBasell Industries N.V., “A”	199,179	$19,085,332
Yara International ASA	102,765	4,757,163

		$23,842,495
Computer Software - 0.1%
Aspen Technology, Inc. (a)	79,048	$3,474,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.7%
Procter & Gamble Co.	134,402	$10,058,646
Svenska Cellulosa Aktiebolaget	476,746	13,752,814

		$23,811,460
Electrical Equipment - 0.6%
Siemens AG	179,005	$18,560,995

Electronics - 0.5%
Samsung Electronics Co. Ltd.	8,788	$9,743,787
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	226,878	5,163,743

		$14,907,530
Energy - Independent - 0.8%
EOG Resources, Inc.	53,486	$4,462,337
Valero Energy Corp.	279,273	20,068,558

		$24,530,895
Energy - Integrated - 1.6%
China Petroleum & Chemical Corp.	13,002,000	$7,965,422
Exxon Mobil Corp.	83,883	6,849,886
OAO Gazprom, ADR	808,259	3,338,918
Royal Dutch Shell PLC, “A”	769,853	19,050,184
Royal Dutch Shell PLC, “B”	383,938	9,552,674
TOTAL S.A.	115,068	5,714,029

		$52,471,113
Engineering - Construction - 0.1%
Bouygues	86,305	$3,248,941

Food & Beverages - 1.1%
Bunge Ltd.	77,145	$5,138,628
General Mills, Inc.	232,802	13,446,644
Nestle S.A.	48,214	3,577,916
Tyson Foods, Inc., “A”	239,014	11,950,700

		$34,113,888
Food & Drug Stores - 0.2%
Alimentation Couche-Tard, Inc.	114,314	$5,211,304
Empire Co. Ltd., “A”	124,799	2,489,532

		$7,700,836
Gaming & Lodging - 0.1%
Sands China Ltd.	664,000	$2,243,750

General Merchandise - 0.2%
Target Corp.	85,201	$6,177,072

Health Maintenance Organizations - 0.2%
Anthem, Inc.	44,707	$5,828,899

Insurance - 1.3%
Delta Lloyd N.V.	104,987	$755,836
Everest Re Group Ltd.	24,262	4,474,883
MetLife, Inc.	105,059	5,367,464
Prudential Financial, Inc.	137,475	11,898,461
Suncorp Group Ltd.	509,377	4,932,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Swiss Re Ltd.	86,110	$8,206,333
Validus Holdings Ltd.	135,827	6,408,318

		$42,043,922
Major Banks - 0.8%
BNP Paribas	50,451	$2,990,888
BOC Hong Kong Holdings Ltd.	2,566,500	7,861,581
HSBC Holdings PLC	1,186,515	9,462,219
Toronto-Dominion Bank	100,207	4,092,471

		$24,407,159
Metals & Mining - 0.4%
Grupo Mexico S.A.B. de C.V.	532,910	$1,166,547
Rio Tinto PLC	353,600	11,761,520

		$12,928,067
Natural Gas - Distribution - 0.7%
Centrica PLC	2,733,530	$8,979,110
Engie	752,167	13,104,637

		$22,083,747
Oil Services - 0.2%
Technip	117,177	$6,141,885

Other Banks & Diversified Financials - 0.8%
Agricultural Bank of China	5,505,000	$2,108,719
China Construction Bank	13,143,000	9,034,970
DBS Group Holdings Ltd.	841,700	9,845,840
Sberbank of Russia, ADR	654,309	4,384,525

		$25,374,054
Pharmaceuticals - 3.3%
Bayer AG	20,358	$2,716,618
Bristol-Myers Squibb Co.	264,828	17,746,124
Eli Lilly & Co.	289,345	23,737,864
Johnson & Johnson	33,031	3,344,058
Merck & Co., Inc.	330,498	17,519,699
Novartis AG	334,257	28,573,556
Roche Holding AG	31,380	8,402,770
Teva Pharmaceutical Industries Ltd., ADR	98,651	6,208,107

		$108,248,796
Printing & Publishing - 0.1%
RELX N.V.	238,667	$4,131,701

Real Estate - 15.9%
Alexandria Real Estate Equities, Inc., REIT	220,470	$20,303,082
AvalonBay Communities, Inc., REIT	200,407	36,431,988
Boardwalk, REIT	61,343	2,177,746
Corporate Office Properties Trust, REIT	785,863	17,516,886
DDR Corp., REIT	473,780	8,077,949
EastGroup Properties, Inc., REIT	192,322	11,195,064
Equity Commonwealth, REIT (a)	194,710	5,377,890
Equity Lifestyle Properties, Inc., REIT	382,594	23,866,214
Federal Realty Investment Trust, REIT	96,596	14,153,246
Gramercy Property Trust, Inc., REIT	806,462	19,266,377

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
InfraREIT, Inc.	94,581	$1,907,699
Medical Properties Trust, Inc., REIT	2,158,714	25,926,155
Mid-America Apartment Communities, Inc., REIT	283,835	25,136,428
National Health Investors, Inc., REIT	226,065	13,652,065
Plum Creek Timber Co. Inc., REIT	224,591	11,411,469
Public Storage, Inc., REIT	195,275	46,877,717
Rexford Industrial Realty, Inc., REIT	1,271,304	20,480,707
Simon Property Group, Inc., REIT	313,788	58,439,877
STAG Industrial, Inc., REIT	149,037	3,040,355
Starwood Property Trust, Inc., REIT	737,385	14,991,037
Starwood Waypoint Residential Trust, REIT	540,146	12,774,453
Tanger Factory Outlet Centers, Inc., REIT	641,319	21,362,336
Urban Edge Properties, REIT	508,008	12,187,112
Ventas, Inc., REIT	524,162	27,958,801
Vornado Realty Trust, REIT	305,053	29,516,928
Weyerhaeuser Co., REIT	330,937	10,646,243
WP GLIMCHER, Inc., REIT	1,878,249	19,815,527

		$514,491,351
Restaurants - 0.1%
Greggs PLC	208,940	$3,911,529

Specialty Chemicals - 0.3%
PTT Global Chemical PLC	6,419,200	$9,492,679

Telecommunications - Wireless - 0.5%
Advanced Info Service PLC	408,600	$2,274,433
American Tower Corp., REIT	146,633	14,572,387

		$16,846,820
Telephone Services - 1.3%
Bezeq - The Israel Telecommunication Corp. Ltd.	1,026,523	$2,211,311
British Telecom Group, PLC	2,634,435	19,697,758
Nippon Telegraph & Telephone Corp.	102,200	3,789,951
TDC A.S.	1,365,355	7,171,882
Verizon Communications, Inc.	196,288	8,921,290

		$41,792,192
Tobacco - 1.4%
Altria Group, Inc.	312,623	$18,007,085
Imperial Tobacco Group PLC	97,214	5,253,334
Japan Tobacco, Inc.	103,300	3,700,674
Philip Morris International, Inc.	149,204	13,038,938
Reynolds American, Inc.	121,132	5,602,355

		$45,602,386
Utilities - Electric Power - 0.8%
American Electric Power Co., Inc.	328,017	$18,372,232
Endesa S.A.	129,195	2,672,689
Korea Electric Power Corp.	126,608	5,351,636

		$26,396,557
Total Common Stocks		$1,175,718,318

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 0.3%
Pharmaceuticals - 0.1%
Allergan PLC, 5.5%	2,070	$2,167,952

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	24,052	$2,324,385

Utilities - Electric Power - 0.1%
Exelon Corp., 6.5%	106,323	$4,248,667
Total Convertible Preferred Stocks		$8,741,004

Preferred Stocks - 0.1%
Telephone Services - 0.1%
Telecom Italia S.p.A.	3,816,912	$4,395,707
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - December 2015 @ $65	4,000	$20,000
iShares Dow Jones U.S. Real Estate - December 2015 @ $68	4,000	40,000
iShares Dow Jones U.S. Real Estate - January 2016 @ $60	3,000	6,000
iShares Dow Jones U.S. Real Estate - January 2016 @ $62	3,000	9,000
iShares Dow Jones U.S. Real Estate - June 2016 @ $64	3,500	332,500
iShares Dow Jones U.S. Real Estate - March 2016 @ $66	3,500	182,000
Total Put Options Purchased		$589,500
Issuer	Shares/Par
Underlying Affiliated Funds - 29.0%
MFS High Yield Pooled Portfolio (v)	106,174,563	$937,521,395

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	159,612,641	$159,612,641
Total Investments		$3,285,479,242

Other Assets, Less Liabilities - (1.4)%		(45,689,987)
Net Assets - 100.0%		$3,239,789,255

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $284,484,452, representing 8.8% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AES Gener S.A., 5%, 7/14/25	7/09/15	$4,760,999	$4,652,579
Autoridad del Canal de Panama, 4.95%, 7/29/35	9/24/15	276,056	290,835
Bharti Airtel Ltd., 4.375%, 6/10/25	6/03/15	2,684,906	2,666,888
Empresa Electrica Guacolda S.A., 4.56%, 4/30/25	4/23/15	6,266,654	5,861,873
Hrvatska Elektroprivreda, 5.875%, 10/23/22	10/19/15	299,778	310,864
Trust F/1401, 5.25%, 1/30/26	11/30/15	609,720	609,720
Total Restricted Securities			$14,392,759
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 11/30/15

Forward Foreign Currency Exchange Contracts at 11/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	4,483,236	1/15/16	$5,055,274	$4,743,710	$311,564

Futures Contracts Outstanding at 11/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	23	$3,542,000	March - 2016	$7,521

At November 30, 2015, the fund had other liquid securities with an aggregate value of $83,022 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$807,198,459	$529,500	$—	$807,727,959
United Kingdom	93,616,590	—	—	93,616,590
Switzerland	48,760,575	—	—	48,760,575
France	31,200,379	—	—	31,200,379
Germany	29,906,512	—	—	29,906,512
Canada	28,748,070	—	—	28,748,070
China	19,109,111	—	—	19,109,111
Hong Kong	16,312,126	—	—	16,312,126
South Korea	15,095,422	—	—	15,095,422
Other Countries	96,693,352	2,274,433	—	98,967,785
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	272,146,219	—	272,146,219
Non-U.S. Sovereign Debt	—	228,922,085	—	228,922,085
U.S. Corporate Bonds	—	6,526,625	—	6,526,625
Residential Mortgage-Backed Securities	—	281,218,491	—	281,218,491
Commercial Mortgage-Backed Securities	—	18,212,830	—	18,212,830
Asset-Backed Securities (including CDOs)	—	1,594,739	—	1,594,739
Foreign Bonds	—	190,008,774	270,914	190,279,688
Mutual Funds	1,097,134,036	—	—	1,097,134,036
Total Investments	$2,283,774,632	$1,001,433,696	$270,914	$3,285,479,242

Other Financial Instruments
Futures Contracts	$7,521	$—	$—	$7,521
Forward Foreign Currency Exchange Contracts	—	311,564	—	311,564

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 2/28/15	$—
Transfers into level 3	270,914
Balance as of 11/30/15	$270,914

At November 30, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,343,570,612
Gross unrealized appreciation	123,633,856
Gross unrealized depreciation	(181,725,226)
Net unrealized appreciation (depreciation)	$(58,091,370)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	90,320,953	19,997,207	(4,143,597)	106,174,563
MFS Institutional Money Market Portfolio	127,915,154	596,806,629	(565,109,142)	159,612,641

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(2,525,008)	$669,112	$44,288,888	$937,521,395
MFS Institutional Money Market Portfolio	—	—	113,599	159,612,641

	$(2,525,008)	$669,112	$44,402,487	$1,097,134,036

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2015, are as follows:

United States	70.9%
United Kingdom	3.4%
Mexico	2.2%
Canada	2.1%
Switzerland	1.5%
China	1.4%
Germany	1.4%
Chile	1.3%
France	1.1%
Other Countries	14.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

November 30, 2015

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 99.9%
Aerospace - 0.1%
Lockheed Martin Corp., 2.5%, 11/23/20	$2,840,000	$2,844,862

Agency - Other - 4.0%
Financing Corp., 10.7%, 10/06/17	$14,360,000	$16,863,034
Financing Corp., 9.4%, 2/08/18	11,750,000	13,850,512
Financing Corp., 9.8%, 4/06/18	14,975,000	17,968,607
Financing Corp., 10.35%, 8/03/18	15,165,000	18,757,346
Financing Corp., STRIPS, 0%, 11/30/17	18,780,000	18,369,075

		$85,808,574
Asset-Backed & Securitized - 3.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$4,253,337	$4,347,031
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.667%, 12/17/18	3,182,890	3,185,220
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	8,868,193	9,052,710
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	4,290,000	4,309,107
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/50	5,300,000	5,528,312
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	4,062,352	4,254,911
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	4,878,716	4,997,257
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	4,632,039	4,873,136
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	341,994	346,581
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	6,458,878	6,773,636
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 0.797%, 8/15/20	2,875,000	2,871,724
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	5,500,000	5,525,351
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.137%, 2/15/51	137,789	137,729
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	9,239,502	9,505,098
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	5,336,000	5,496,836
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	5,531,348	5,651,139
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	2,177,277	2,153,285

		$79,009,063
Automotive - 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/18	$2,611,000	$2,616,512
Hyundai Capital America, 2.4%, 10/30/18 (n)	654,000	652,529
Hyundai Capital America, 2%, 3/19/18 (n)	3,122,000	3,093,696

		$6,362,737
Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/25	$1,640,000	$1,648,285

Food & Beverages - 0.0%
Mead Johnson Nutrition Co., 3%, 11/15/20	$17,000	$16,992

Local Authorities - 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$4,855,000	$6,237,364
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,750,000	2,686,723
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	2,750,000	3,373,893

		$12,297,980
Mortgage-Backed - 48.0%
Fannie Mae, 3%, 10/01/30	$19,532,353	$20,243,990
Fannie Mae, 4%, 9/01/40 - 7/01/43	14,917,452	15,850,667
Fannie Mae, 5.08%, 2/01/16 - 4/01/19	1,838,313	1,918,475

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.198%, 2/01/16	$148,191	$148,136
Fannie Mae, 5.399%, 2/01/16	501,730	501,065
Fannie Mae, 5.306%, 4/01/16	737,277	738,318
Fannie Mae, 6.5%, 4/01/16 - 10/01/37	3,597,794	4,144,998
Fannie Mae, 5.733%, 7/01/16	3,100,503	3,114,228
Fannie Mae, 5.27%, 12/01/16	605,791	622,276
Fannie Mae, 5.45%, 12/01/16 - 4/01/17	727,474	746,244
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	2,842,164	2,971,378
Fannie Mae, 5.06%, 1/01/17	1,702,277	1,746,093
Fannie Mae, 5.6%, 1/01/17 - 1/01/19	1,058,663	1,161,484
Fannie Mae, 5.3%, 4/01/17	694,388	719,946
Fannie Mae, 5.514%, 4/01/17	971,662	1,022,747
Fannie Mae, 5.38%, 5/01/17	1,836,411	1,906,155
Fannie Mae, 1.9%, 6/01/17	773,167	780,502
Fannie Mae, 5.5%, 8/01/17 - 12/01/38	38,738,688	43,449,629
Fannie Mae, 6%, 8/01/17 - 12/01/37	10,184,133	11,571,708
Fannie Mae, 3.3%, 12/01/17	3,352,017	3,468,836
Fannie Mae, 5.389%, 1/01/18	247,697	256,318
Fannie Mae, 3.8%, 2/01/18	1,627,437	1,698,421
Fannie Mae, 3.91%, 2/01/18	1,620,099	1,692,640
Fannie Mae, 4%, 3/01/18 - 2/01/45	103,240,870	109,635,051
Fannie Mae, 4.19%, 3/01/18	858,606	901,886
Fannie Mae, 3.99%, 4/01/18	1,600,000	1,682,916
Fannie Mae, 5.37%, 5/01/18	1,825,061	1,960,272
Fannie Mae, 5.68%, 6/01/18	1,049,786	1,142,256
Fannie Mae, 2.578%, 9/25/18	9,040,504	9,248,832
Fannie Mae, 5.47%, 2/01/19	364,125	403,707
Fannie Mae, 5.1%, 3/01/19	368,895	405,516
Fannie Mae, 5%, 4/01/19 - 3/01/42	32,925,681	36,263,420
Fannie Mae, 5.28%, 4/01/19	635,512	704,002
Fannie Mae, 4.84%, 5/01/19	645,436	706,217
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	71,189,087	76,984,939
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	1,507,948	1,658,615
Fannie Mae, 4.838%, 8/01/19	3,457,898	3,806,373
Fannie Mae, 4.67%, 9/01/19	1,163,321	1,275,416
Fannie Mae, 4.94%, 9/01/19	400,719	442,762
Fannie Mae, 4.88%, 3/01/20	626,507	672,231
Fannie Mae, 4.14%, 8/01/20	1,364,989	1,476,664
Fannie Mae, 5.19%, 9/01/20	1,756,974	1,912,683
Fannie Mae, 2.41%, 5/01/23	1,559,930	1,556,149
Fannie Mae, 2.55%, 5/01/23	1,345,798	1,354,385
Fannie Mae, 2.59%, 5/01/23	852,030	859,458
Fannie Mae, 4.5%, 5/01/25	537,743	578,158
Fannie Mae, 3%, 3/01/27 - 4/01/30	9,844,664	10,224,370
Fannie Mae, 2.5%, 5/01/28 - 5/01/30	6,753,358	6,858,195
Fannie Mae, 3.5%, 1/01/42 - 3/01/45	9,584,594	9,952,072
Fannie Mae, 3.5%, 4/01/43	9,205,141	9,552,724
Federal Home Loan Bank, 3.01%, 7/25/25	2,651,000	2,689,339
Federal Home Loan Bank, 3%, 8/01/45	6,575,000	6,600,911
Federal Home Loan Bank, 3.5%, 9/01/45	15,008,978	15,528,377
Freddie Mac, 4%, 4/01/44 - 9/01/44	20,146,445	21,358,261
Freddie Mac, 6.5%, 4/01/16 - 2/01/38	934,360	1,063,497
Freddie Mac, 6%, 8/01/17 - 10/01/38	8,084,824	9,119,166
Freddie Mac, 3.154%, 2/25/18	5,035,988	5,205,512
Freddie Mac, 2.412%, 8/25/18	7,256,000	7,396,955

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5%, 9/01/18 - 6/01/40	$8,870,329	$9,716,198
Freddie Mac, 2.303%, 9/25/18	2,438,882	2,479,447
Freddie Mac, 2.323%, 10/25/18	4,783,000	4,863,677
Freddie Mac, 2.13%, 1/25/19	10,400,000	10,509,546
Freddie Mac, 5.085%, 3/25/19	6,865,000	7,566,630
Freddie Mac, 1.883%, 5/25/19	1,100,000	1,101,702
Freddie Mac, 2.456%, 8/25/19	4,923,000	5,036,712
Freddie Mac, 4.186%, 8/25/19	2,800,000	3,031,253
Freddie Mac, 4.251%, 1/25/20	3,106,000	3,385,282
Freddie Mac, 2.313%, 3/25/20	6,978,000	7,063,183
Freddie Mac, 4.224%, 3/25/20	4,281,146	4,673,404
Freddie Mac, 3.808%, 8/25/20	2,877,000	3,107,124
Freddie Mac, 3.034%, 10/25/20	3,117,000	3,245,994
Freddie Mac, 2.856%, 1/25/21	4,724,000	4,880,890
Freddie Mac, 5.5%, 4/01/21 - 1/01/38	10,493,356	11,687,721
Freddie Mac, 2.791%, 1/25/22	6,917,000	7,099,651
Freddie Mac, 2.716%, 6/25/22	4,738,552	4,831,368
Freddie Mac, 2.682%, 10/25/22	2,394,000	2,429,754
Freddie Mac, 4.5%, 11/01/22 - 6/01/41	10,439,063	11,272,128
Freddie Mac, 2.51%, 11/25/22	6,640,000	6,665,614
Freddie Mac, 3.32%, 2/25/23	4,605,000	4,857,148
Freddie Mac, 3.25%, 4/25/23	9,000,000	9,452,227
Freddie Mac, 3.3%, 4/25/23	4,629,861	4,874,867
Freddie Mac, 3.06%, 7/25/23	2,074,000	2,151,505
Freddie Mac, 3.458%, 8/25/23	4,600,000	4,877,139
Freddie Mac, 2.67%, 12/25/24	10,788,000	10,693,305
Freddie Mac, 2.811%, 1/25/25	9,000,000	9,013,455
Freddie Mac, 3.329%, 5/25/25	9,024,000	9,396,763
Freddie Mac, 4%, 7/01/25 - 11/01/43	8,414,560	8,939,654
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	41,951,328	42,856,307
Freddie Mac, 3.5%, 12/01/41 - 9/01/45	65,332,162	67,746,323
Freddie Mac, 3%, 4/01/43 - 5/01/43	24,596,851	24,725,058
Freddie Mac, TBA, 3%, 12/01/30	35,583,000	36,817,559
Freddie Mac, TBA, 3.5%, 12/01/45 - 1/01/46	14,832,000	15,311,749
Freddie Mac, TBA, 4%, 12/01/45	18,378,000	19,459,430
Ginnie Mae, 5.5%, 3/15/33 - 1/20/42	7,966,463	8,996,456
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	20,309,602	22,141,646
Ginnie Mae, 4%, 10/15/39 - 1/20/45	4,345,429	4,633,667
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	35,699,062	37,376,217
Ginnie Mae, 3%, 7/20/43	11,406,353	11,656,171
Ginnie Mae, 5.612%, 4/20/58	829,885	840,326
Ginnie Mae, 6.357%, 4/20/58	429,391	447,655
Ginnie Mae, TBA, 3.5%, 1/01/46	68,618,000	71,484,682

		$1,025,052,128
Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$2,796,000	$3,298,131

U.S. Government Agencies and Equivalents - 3.2%
AID-Tunisia, 2.452%, 7/24/21	$4,063,000	$4,102,712
AID-Ukraine, 1.844%, 5/16/19	7,271,000	7,283,339
AID-Ukraine, 1.847%, 5/29/20	3,250,000	3,254,742
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	5,532,000	5,577,340
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	6,688,000	6,883,604
Private Export Funding Corp., 2.25%, 3/15/20	1,681,000	1,695,534

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Private Export Funding Corp., 2.3%, 9/15/20	$4,100,000	$4,138,725
Private Export Funding Corp., 1.875%, 7/15/18	5,330,000	5,385,507
Small Business Administration, 6.35%, 4/01/21	228,978	249,994
Small Business Administration, 6.34%, 5/01/21	263,599	287,286
Small Business Administration, 6.44%, 6/01/21	238,801	259,574
Small Business Administration, 6.625%, 7/01/21	266,640	290,789
Small Business Administration, 6.07%, 3/01/22	268,604	290,906
Small Business Administration, 4.98%, 11/01/23	417,019	454,685
Small Business Administration, 4.89%, 12/01/23	904,215	974,020
Small Business Administration, 4.77%, 4/01/24	970,942	1,035,660
Small Business Administration, 5.52%, 6/01/24	529,370	578,314
Small Business Administration, 4.99%, 9/01/24	862,964	931,742
Small Business Administration, 4.86%, 10/01/24	591,358	632,421
Small Business Administration, 4.86%, 1/01/25	1,165,265	1,242,049
Small Business Administration, 5.11%, 4/01/25	938,319	1,020,013
Small Business Administration, 2.21%, 2/01/33	2,812,590	2,779,465
Small Business Administration, 2.22%, 3/01/33	5,123,154	5,067,993
Small Business Administration, 3.15%, 7/01/33	4,626,996	4,817,165
Small Business Administration, 3.16%, 8/01/33	1,677,898	1,747,226
Small Business Administration, 3.62%, 9/01/33	1,792,950	1,914,552
Tennessee Valley Authority, 1.75%, 10/15/18	4,231,000	4,284,721
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	170,000	170,539
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	138,000	139,435

		$67,490,052
U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds, 7.5%, 11/15/16	$3,421,000	$3,640,426
U.S. Treasury Bonds, 6.25%, 8/15/23	1,445,000	1,878,951
U.S. Treasury Bonds, 6%, 2/15/26	5,933,000	7,973,394
U.S. Treasury Bonds, 6.75%, 8/15/26	981,000	1,399,381
U.S. Treasury Bonds, 6.375%, 8/15/27	2,309,000	3,264,889
U.S. Treasury Bonds, 5.25%, 2/15/29	2,438,000	3,209,398
U.S. Treasury Bonds, 5%, 5/15/37	4,133,000	5,689,980
U.S. Treasury Bonds, 4.375%, 2/15/38	9,535,000	12,076,297
U.S. Treasury Bonds, 4.5%, 8/15/39	52,734,300	67,718,277
U.S. Treasury Bonds, 3.125%, 2/15/43	28,535,600	29,321,442
U.S. Treasury Bonds, 2.875%, 5/15/43	31,247,500	30,539,557
U.S. Treasury Bonds, 2.5%, 2/15/45	18,678,000	16,810,200
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	51,347,604	49,232,853
U.S. Treasury Notes, 0.375%, 2/15/16 (f)	132,408,600	132,444,748
U.S. Treasury Notes, 2.625%, 4/30/16	4,787,000	4,831,131
U.S. Treasury Notes, 0.875%, 12/31/16	101,987,000	102,110,506
U.S. Treasury Notes, 4.75%, 8/15/17	11,447,000	12,204,024
U.S. Treasury Notes, 2.625%, 4/30/18	26,085,000	27,062,170
U.S. Treasury Notes, 2.75%, 2/15/19	19,471,600	20,361,511
U.S. Treasury Notes, 1%, 6/30/19	97,559,000	96,267,124
U.S. Treasury Notes, 2.625%, 8/15/20	32,222,000	33,629,199
U.S. Treasury Notes, 2%, 11/30/20	6,679,000	6,773,187
U.S. Treasury Notes, 3.125%, 5/15/21	63,935,000	68,323,051
U.S. Treasury Notes, 1.75%, 5/15/22	11,327,000	11,186,738
U.S. Treasury Notes, 2.5%, 8/15/23	42,601,000	43,947,277
U.S. Treasury Notes, 2.75%, 2/15/24	11,433,000	11,978,743
U.S. Treasury Notes, 2.5%, 5/15/24	30,890,000	31,726,192
U.S. Treasury Notes, 2%, 8/15/25	11,989,000	11,749,688

		$847,350,334

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 0.1%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	$3,358,000	$3,367,889
Total Bonds		$2,134,547,027

Money Market Funds - 6.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	139,990,387	$139,990,387
Total Investments		$2,274,537,414

Other Assets, Less Liabilities - (6.5)%		(138,323,353)
Net Assets - 100.0%		$2,136,214,061

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,746,225, representing 0.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

TIPS	Treasury Inflation Protected Security

Futures Contracts at 11/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	15	$2,310,000	March - 2016	$4,905

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	79	$9,988,563	March - 2016	$(1,907)

At November 30, 2015, the fund had liquid securities with an aggregate value of $73,020 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,000,648,960	$—	$1,000,648,960
Non-U.S. Sovereign Debt	—	3,298,131	—	3,298,131
U.S. Corporate Bonds	—	22,792,520	—	22,792,520
Residential Mortgage-Backed Securities	—	1,025,052,128	—	1,025,052,128
Commercial Mortgage-Backed Securities	—	72,952,120	—	72,952,120
Asset Backed Securities	—	6,056,943	—	6,056,943
Foreign Bonds	—	3,746,225	—	3,746,225
Mutual Funds	139,990,387	—	—	139,990,387
Total Investments	$139,990,387	$2,134,547,027	$—	$2,274,537,414

Other Financial Instruments
Futures Contracts	$2,998	$—	$—	$2,998

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,261,991,729
Gross unrealized appreciation	40,996,572
Gross unrealized depreciation	(28,450,887)
Net unrealized appreciation (depreciation)	$12,545,685

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	197,486,928	467,545,201	(525,041,742)	139,990,387

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$149,016	$139,990,387

7

QUARTERLY REPORT

November 30, 2015

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%
Apparel Manufacturers - 0.4%
Sequential Brands Group, Inc. (a)(l)	161,399	$1,444,518

Automotive - 0.9%
Fenix Parts, Inc. (a)	443,708	$2,817,546
Horizon Global Corp. (a)	94,875	824,464

		$3,642,010
Brokerage & Asset Managers - 1.5%
NASDAQ, Inc.	104,552	$6,128,838

Business Services - 5.6%
CPI Card Group, Inc. (a)(l)	109,042	$1,058,798
Forrester Research, Inc.	88,423	2,886,127
Global Payments, Inc.	80,261	5,686,492
RE/MAX Holdings, Inc., “A”	113,239	4,247,595
Resources Connection, Inc.	323,946	5,912,015
Univar, Inc. (a)	177,243	3,356,982

		$23,148,009
Computer Software - 0.2%
Rovi Corp. (a)	72,668	$858,209

Computer Software - Systems - 4.3%
Ingram Micro, Inc., “A”	158,697	$4,908,498
Model N, Inc. (a)	302,059	3,515,967
NICE Systems Ltd., ADR	90,793	5,581,046
Sabre Corp.	129,591	3,791,833

		$17,797,344
Construction - 4.6%
Beacon Roofing Supply, Inc. (a)	137,069	$5,862,441
Interface, Inc.	237,295	4,717,425
Owens Corning	102,625	4,806,955
TopBuild Corp. (a)	111,438	3,394,401

		$18,781,222
Consumer Products - 1.4%
Sensient Technologies Corp.	85,887	$5,740,687

Consumer Services - 2.1%
Carriage Services, Inc.	161,359	$3,983,954
Servicemaster Global Holdings, Inc. (a)	58,696	2,199,926
Strayer Education, Inc. (a)	40,688	2,408,323

		$8,592,203
Containers - 2.8%
Graphic Packaging Holding Co.	268,637	$3,672,268
Greif, Inc., “A”	110,278	3,911,561
Multi Packaging Solutions International Ltd. (a)	238,678	4,036,045

		$11,619,874
Electrical Equipment - 3.7%
Advanced Drainage Systems, Inc.	64,215	$1,721,604
MSC Industrial Direct Co., Inc., “A”	89,849	5,543,683

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
TriMas Corp. (a)	242,706	$5,249,731
WESCO International, Inc. (a)	60,822	2,922,497

		$15,437,515
Electronics - 2.8%
Lattice Semiconductor Corp. (a)	513,735	$3,231,393
Plexus Corp. (a)	138,671	5,158,561
Ultratech, Inc. (a)	191,503	3,180,865

		$11,570,819
Energy - Independent - 2.1%
Energen Corp.	61,576	$3,650,841
Memorial Resource Development Corp. (a)	140,444	2,287,833
SM Energy Co.	85,863	2,521,796

		$8,460,470
Entertainment - 1.2%
Carmike Cinemas, Inc. (a)	95,211	$2,080,360
International Speedway Corp.	83,616	2,975,893

		$5,056,253
Food & Drug Stores - 0.5%
United Natural Foods, Inc. (a)	45,457	$1,996,017

Health Maintenance Organizations - 0.6%
Molina Healthcare, Inc. (a)	42,339	$2,551,348

Insurance - 8.7%
Allied World Assurance Co.	160,281	$5,821,406
Aspen Insurance Holdings Ltd.	84,102	4,248,833
Everest Re Group Ltd.	38,652	7,128,975
Hanover Insurance Group, Inc.	66,280	5,607,288
Safety Insurance Group, Inc.	68,064	3,812,265
Stewart Information Services Corp.	122,568	5,312,097
Third Point Reinsurance Ltd. (a)	268,614	3,817,005

		$35,747,869
Leisure & Toys - 0.6%
Brunswick Corp.	49,575	$2,609,132

Machinery & Tools - 5.2%
Allison Transmission Holdings, Inc.	170,849	$4,776,938
Columbus McKinnon Corp.	103,693	2,140,224
Douglas Dynamics, Inc.	106,950	2,487,657
Herman Miller, Inc.	102,317	3,244,472
Joy Global, Inc.	64,130	984,396
Kennametal, Inc.	117,887	3,448,195
Regal Beloit Corp.	65,989	4,253,651

		$21,335,533
Major Banks - 1.8%
Huntington Bancshares, Inc.	645,428	$7,545,053

Medical & Health Technology & Services - 3.8%
Community Health Systems, Inc. (a)	94,337	$2,730,113
HMS Holdings Corp. (a)	366,196	4,441,957

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
LifePoint Hospitals, Inc. (a)	51,026	$3,653,972
MEDNAX, Inc. (a)	66,253	4,728,477

		$15,554,519
Medical Equipment - 2.3%
Masimo Corp. (a)	51,215	$2,124,398
Steris PLC	58,454	4,464,717
VWR Corp. (a)	113,879	3,038,292

		$9,627,407
Metals & Mining - 1.1%
Globe Specialty Metals, Inc.	283,250	$2,880,653
Iluka Resources Ltd.	410,484	1,706,957

		$4,587,610
Network & Telecom - 1.2%
Ixia (a)	369,830	$4,829,980

Oil Services - 2.5%
Forum Energy Technologies, Inc. (a)	276,637	$4,332,135
Frank’s International N.V.	251,945	4,257,871
Tesco Corp.	194,502	1,635,762

		$10,225,768
Other Banks & Diversified Financials - 12.7%
Berkshire Hills Bancorp, Inc.	155,250	$4,694,760
Brookline Bancorp, Inc.	640,141	7,515,255
CAI International, Inc. (a)	90,222	1,008,682
First Interstate BancSystem, Inc.	181,430	5,517,286
Lakeland Financial Corp.	96,012	4,622,018
PrivateBancorp, Inc.	174,170	7,682,639
Sandy Spring Bancorp, Inc.	180,782	5,311,375
TCF Financial Corp.	405,368	6,210,238
Texas Capital Bancshares, Inc. (a)	77,798	4,611,865
Wintrust Financial Corp.	97,720	5,143,004

		$52,317,122
Pollution Control - 1.5%
Progressive Waste Solutions Ltd.	254,903	$6,020,809

Printing & Publishing - 0.4%
Multi-Color Corp.	26,535	$1,658,703

Railroad & Shipping - 1.5%
Diana Shipping, Inc. (a)	201,081	$955,135
Kirby Corp. (a)	66,116	4,271,094
StealthGas, Inc. (a)	203,478	797,634

		$6,023,863
Real Estate - 9.4%
Corporate Office Properties Trust, REIT	282,431	$6,295,387
EPR Properties, REIT	127,527	7,146,613
Gramercy Property Trust, Inc., REIT	134,542	3,214,208
Hatteras Financial Corp., REIT	143,478	2,020,170
Medical Properties Trust, Inc., REIT	521,098	6,258,387
Select Income, REIT	273,812	5,624,098

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
STAG Industrial, Inc., REIT	202,807	$4,137,263
Store Capital Corp., REIT	171,719	3,908,324

		$38,604,450
Specialty Chemicals - 0.9%
Amira Nature Foods Ltd. (a)(l)	110,248	$1,104,685
Ferro Corp. (a)	220,475	2,647,905

		$3,752,590
Specialty Stores - 3.1%
American Eagle Outfitters, Inc.	140,479	$2,187,258
Citi Trends, Inc.	101,806	2,018,813
Rent-A-Center, Inc.	110,808	1,901,465
Tuesday Morning Corp. (a)	351,246	2,346,323
Urban Outfitters, Inc. (a)	98,008	2,195,379
Zumiez, Inc. (a)	135,218	2,040,440

		$12,689,678
Trucking - 2.4%
Knight Transportation, Inc.	197,133	$5,227,967
Marten Transport Ltd.	266,332	4,815,283

		$10,043,250
Utilities - Electric Power - 3.9%
El Paso Electric Co.	141,122	$5,454,365
Great Plains Energy, Inc.	217,306	5,865,089
Portland General Electric Co.	133,617	4,933,140

		$16,252,594
Total Common Stocks		$402,251,266

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	7,816,867	$7,816,867

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.24%, at Net Asset Value (j)	1,620,708	$1,620,708
Total Investments		$411,688,841

Other Assets, Less Liabilities - (0.0)%		(57,695)
Net Assets - 100.0%		$411,631,146

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$402,251,266	$—	$—	$402,251,266
Mutual Funds	9,437,575	—	—	9,437,575
Total Investments	$411,688,841	$—	$—	$411,688,841

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$374,539,118
Gross unrealized appreciation	58,975,170
Gross unrealized depreciation	(21,825,447)
Net unrealized appreciation (depreciation)	$37,149,723

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,795,930	88,866,980	(89,846,043)	7,816,867

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,415	$7,816,867

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2016

*	Print name and title of each signing officer under his or her signature.